Nationwide Value Fund
Summary Prospectus March 1, 2010 (as revised May 6, 2010)

Class/Ticker A NVMAX C NVMCX R2 NVMRX Institutional Class NVMIX
Before you invest, you may want to review the Fund’s Prospectus, which contains information about the Fund and its risks. The Fund’s Prospectus and Statement of Additional Information, both dated March 1, 2010, as revised May 6, 2010, are incorporated by reference into this Summary Prospectus. For free paper or electronic copies of the Fund’s Prospectus and other information about the Fund, go to http://www.nationwide.com/mutualfundprospectuses, email a request to web_help@nationwide.com or call 800-848-0920, or ask any financial advisor, bank, or broker-dealer who offers shares of the Fund.

Objective

The Fund seeks long-term capital appreciation.

Fees and Expenses

This table describes the fees and expenses you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in Nationwide Funds. More information about these and other discounts is available from your financial professional and in “Investing with Nationwide Funds” commencing on page 24 of the Prospectus and in “Additional Information on Purchases and Sales” commencing on page 76 of the Statement of Additional Information.

	Class A	Class C	Class R2	Institutional Class
	Shares	Shares	Shares	Shares
Shareholder Fees (paid directly from your investment)

Maximum Sales Charge (Load) imposed upon purchases (as a percentage of offering price)	5.75%	None	None	None

Maximum Deferred Sales Charge (Load) (as a percentage of offering or sale price, whichever is less)	None	1.00%	None	None

Redemption/Exchange Fee (as a percentage of amount redeemed or exchanged within 30 days of purchase)	2.00%	2.00%	2.00%	2.00%

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

Management Fees	0.65%	0.65%	0.65%	0.65%

Distribution and/or Service (12b-1) Fees	0.25%	1.00%	0.50%	None

Other Expenses[1]	12.56%	12.56%	12.56%	12.56%

Total Annual Fund Operating Expenses	13.46%	14.21%	13.71%	13.21%

Amount of Fee Waiver/Expense Reimbursement[2]	(12.36)%	(12.36)%	(12.36)%	(12.36)%

Total Annual Fund Operating Expenses After Fee Waiver/Expense Reimbursement	1.10%	1.85%	1.35%	0.85%

1	The Board of Trustees of Nationwide Mutual Funds (the “Trust”) has approved a new methodology for the allocation of certain Fund expenses, effective May 1, 2010, including those relating to the provision of administration and transfer agency services, as reflected in a new Joint Fund Administration and Transfer Agency Agreement. Accordingly, “Other Expenses” have been restated to reflect the new expense allocation methodology.
2	The Trust and Nationwide Fund Advisors (the “Adviser”) have entered into a written contract limiting operating expenses to 0.85% (excluding Rule 12b-1 fees, administrative services fees and certain other expenses) for all share classes until at least February 28, 2011. The expense limitation agreement may be changed or eliminated at any time but only with the consent of the Board of Trustees of the Trust. The Trust is authorized to reimburse the Adviser for management fees previously waived and/or for expenses previously paid by the Adviser, provided, however, that any reimbursements must be paid at a date not more than three years after the fiscal year in which the Adviser waived the fees or reimbursed the expenses and the reimbursements do not cause the Fund to exceed the expense limitation in the agreement.

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Example

This Example is intended to help you to compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then sell all of your shares at the end of those periods. It assumes a 5% return each year and no change in expenses. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years
Class A shares	$681	$3,099	$5,125	$8,867

Class C shares	288	2,856	5,055	9,007

Class R2 shares	137	2,737	4,904	8,870

Institutional Class shares	87	2,617	4,749	8,724

You would pay the following expenses on the same investment if you did not sell your shares:

	1 Year	3 Years	5 Years	10 Years
Class C shares	$188	$2,856	$5,055	$9,007

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in Annual Fund Operating Expenses or in the Example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 36.15% of the average value of its portfolio.

Principal Investment Strategies

The Fund invests in equity securities of large-cap companies that the Fund’s subadviser believes are undervalued, which means their stock prices are less than the subadviser believes they are intrinsically worth. The subadviser employs a two-step security selection process to find intrinsic value regardless of overall market conditions. This “bottom up” process begins with fundamental research in order to find companies with solid growth prospects based on company-specific strategies or industry factors. The subadviser thoroughly examines prospective companies’ corporate and financial histories and scrutinizes management philosophies, missions and forecasts. Once a company is deemed to be attractive by this process, the subadviser applies a proprietary valuation model as a tool for stock selection. Once a stock is selected, the subadviser continues to monitor the company’s strategies, financial performance and competitive environment.

The Fund may sell securities:

•	if the subadviser believes a company’s fundamentals are deteriorating or
•	if the subadviser identifies a stock that it believes offers a better investment opportunity.

Principal Risks

The Fund cannot guarantee that it will achieve its investment objective.

As with any mutual fund, the value of the Fund’s investments—and therefore, the value of Fund shares—may fluctuate. These changes may occur because of:

Stock market risk – the Fund could lose value if the individual stocks in which it invests or overall stock markets in which such stocks trade go down.

Value style risk – value investing carries the risk that the market will not recognize a security’s intrinsic value for a long time or that a stock judged to be undervalued may actually be appropriately priced. In addition, value stocks as a group may be out of favor at times and underperform the overall equity market for long periods while the market concentrates on other types of stocks, such as “growth” stocks.

If the value of the Fund’s investments goes down, you may lose money.

Performance

The bar chart and table that follow can help you evaluate the Fund’s potential risks. The bar chart shows how the Fund’s annual total returns for the past calendar year. These returns do not reflect the impact of sales charges. If the applicable sales charges were included, the annual total returns would be lower than those shown. The table compares the Fund’s average annual total returns to the returns of a broad-based securities index. Remember, however, that past performance (before and after taxes) is not necessarily indicative of how the Fund will perform in the future. Updated performance information is available at no cost by visiting www.nationwide.com/mutualfunds or by calling 800-848-0920.

Annual Total Returns – Class A Shares
(Years Ended December 31,)

Best Quarter:  17.13% – 2nd qtr. of 2009
Worst Quarter:  −12.77% – 1st qtr. of 2009

After-tax returns are shown in the table for Class A shares only and will vary for other classes. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect state and local taxes. Your actual after-tax return depends on your personal tax situation and may differ from what is shown here. After-tax returns are not relevant to investors in tax-deferred arrangements, such as

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individual retirement accounts, 401(k) plans or certain other employer-sponsored retirement plans.

Average Annual Total Returns
For the Periods Ended December 31, 2009:

		Since Inception
	1 Year	(Feb. 28, 2008)
Class A shares – Before Taxes	20.01%	−10.62%

Class A shares – After Taxes on Distributions	19.84%	−10.79%

Class A shares – After Taxes on Distributions and Sales of Shares	13.17%	−8.98%

Class C shares – Before Taxes	25.35%	−8.42%

Class R2 shares – Before Taxes	26.98%	−7.94%

Institutional Class shares – Before Taxes	27.62%	−7.42%

Russell 1000® Index (The Index does not pay sales charges, fees or expenses.)	28.43%	−6.77%

Portfolio Management

Investment Adviser

Nationwide Fund Advisors

Subadviser

Diamond Hill Capital Management, Inc. (“Diamond Hill”)

Portfolio Managers

Portfolio Manager	Title	Length of Service
Charles S. Bath, CFA	Portfolio Manager, Diamond Hill	Since September 2002

William Dierker, CFA	Assistant Portfolio Manager, Diamond Hill	Since August 2006

Christopher Welch, CFA	Assistant Portfolio Manager, Diamond Hill	Since December 2005

Purchase and Sale of Fund Shares

Minimum Initial Investment Classes A, C: $2,000 Class R2: no minimum Institutional Class: $1,000,000 Automatic Asset Accumulation Plan (Classes A, C): $1,000

Minimum Additional Investment Classes A, C: $100 Class R2 and Institutional Class: no minimum Automatic Asset Accumulation Plan (Classes A, C): $50

To Place Orders
Mail:	Overnight:	Website:
Nationwide Funds P.O. Box 5354 Cincinnati, OH 45201-5354 Fax: 800-421-2182	Nationwide Funds 303 Broadway, Suite 900 Cincinnati, OH 45202	www.nationwide.com/ mutualfunds

Phone: 800-848-0920 (toll free). Representatives are available 8 a.m. – 7 p.m. Eastern time, Monday through Friday.

In general, you can buy or sell (redeem) shares of the Funds by mail or phone on any business day. You can generally pay for shares by check or wire.

Tax Information

The Fund’s distributions are taxable, and will be taxed as ordinary income, capital gains, or some combination of both, unless you are investing through a tax-deferred arrangement, such as a 401(k) plan or an individual retirement account.

Payments to Broker-Dealers and Other Financial Intermediaries

If you purchase the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and its related companies may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s website for more information.

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